Related party disclosures (Details) - Schedule of compensation to key management personnel - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Compensation of directors:
Compensation of key management personnel	$ 9,817	$ 8,436
Compensation of directors [Member]
Compensation of directors:
Compensation of key management personnel	1,419	1,049
Compensation of directors [Member] | Directors fees [Member]
Compensation of directors:
Compensation of key management personnel	408	342
Compensation of directors [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation of key management personnel	1,011	707
Compensation of key management personnel [Member]
Compensation of directors:
Compensation of key management personnel	8,398	7,387
Compensation of key management personnel [Member] | Stock-based Compensation [Member]
Compensation of directors:
Compensation of key management personnel	3,506	2,971
Compensation of key management personnel [Member] | Salaries and consulting fees [Member]
Compensation of directors:
Compensation of key management personnel	$ 4,892	$ 4,416